SCHEDULE OF REVERSE RECAPITALIZATION (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022
Business Combination
Cash - Agrico trust and cash, net of redemptions		$ 311	$ 311
Non-cash net liabilities assumed from Agrico		5,745	5,745
Non-cash net assets assumed from Agrico		34	34
Net impact on total stockholders' equity	$ 375,000	$ 5,400	$ 5,400